UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4133
                                   -----------


                            AXP MANAGED SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:    6/30
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

                         AXP(R) MANAGED ALLOCATION FUND

                           A FEEDER FUND INVESTING IN

                             TOTAL RETURN PORTFOLIO

                      PORTFOLIO HOLDINGS AT JUNE 30, 2005

Investments in Securities

Total Return Portfolio

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (78.2%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (0.9%)
BAE Systems                                   230,500(c)            $1,180,927
General Dynamics                                6,490                  710,915
Kaman Cl A                                      7,400                  133,496
Lockheed Martin                                31,401                2,036,983
Rockwell Collins                               24,088                1,148,516
Teledyne Technologies                           5,643(b)               183,849
Titan                                           7,000(b)               159,180
Triumph Group                                   3,754(b)               130,489
United Technologies                            72,366                3,715,993
Total                                                                9,400,348

Airlines (0.1%)
Air France-KLM                                 10,581(c)               160,819
Continental Airlines Cl B                      10,600(b)               140,768
Deutsche Lufthansa                             21,907(c)               267,678
ExpressJet Holdings                             6,400(b)                54,464
Mesa Air Group                                  8,381(b)                56,237
Qantas Airways                                 78,142(c)               200,401
Singapore Airlines                             16,000(c)               106,293
SkyWest Airlines                               11,188                  203,398
Total                                                                1,190,058

Automotive & related (3.1%)
Aftermarket Technology                         11,140(b)               194,170
Aisin Seiki                                    10,700(c)               232,042
Arriva                                         22,667(c)               221,326
Asbury Automotive Group                        11,398(b)               175,643
Bandag                                          4,293                  197,693
ComfortDelGro                                  82,400(c)                82,424
Continental                                     5,713(c)               409,692
Cooper Tire & Rubber                           15,477                  287,408
Cummins                                         8,626                  643,586
DaimlerChrysler                                64,822(c)             2,634,052
Dana                                           39,753                  596,693
Delphi                                        126,143                  586,565
Dollar Thrifty
  Automotive Group                              3,300(b)               125,334
Fiat                                           44,376(b,c)             322,733
Ford Motor                                    298,919                3,060,930

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Automotive & related (cont.)
GenCorp                                        16,465(b)              $317,116
General Motors                                218,178(o)             7,418,051
Genuine Parts                                  30,351                1,247,123
GKN                                            52,100(c)               240,135
Honda Motor                                    30,000(c)             1,473,571
Johnson Controls                               29,163                1,642,752
Lithia Motors Cl A                              3,271                   94,368
Michelin Cl B                                   8,328(c)               507,413
PACCAR                                         27,125                1,844,500
Peugeot                                        16,675(c)               983,312
Pirelli & C                                   203,026(c)               211,778
Renault                                         9,337(c)               820,051
Superior Inds Intl                             12,004                  284,495
Thor Inds                                       4,650                  146,150
Toyota Motor                                   64,200(c)             2,291,234
United Rentals                                  9,400(b)               189,974
Valeo                                           4,314(c)               193,232
Visteon                                        28,810                  173,724
Volkswagen                                     22,515(c)             1,024,188
Volvo Cl A                                      3,700(c)               145,897
Volvo Cl B                                      4,500(c)               183,203
Total                                                               31,202,558

Banks and savings & loans (5.1%)
ABN AMRO Holding                              142,891(c)             3,510,363
Allied Irish Banks                             65,258(c)             1,403,502
Amcore Financial                                8,970                  268,024
AmericanWest Bancorp                            4,052(b)                80,837
Anchor BanCorp Wisconsin                        4,522                  136,836
Australia & New Zealand
  Banking Group                                59,617(c)               986,766
BancFirst                                       1,162                  101,082
Banche Popolari Unite Scrl                     27,237(c)               539,974
BancorpSouth                                   26,270                  619,972
Bank of America                                75,968                3,464,900
Barclays                                      223,580(c)             2,216,062
BNP Paribas                                    24,620(c)             1,681,468
Capitalia                                      52,239(c)               292,683
Central Pacific Financial                       4,224                  150,374

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Banks and savings & loans (cont.)
Chittenden                                     12,398                 $337,219
Citizens Banking                                8,338                  251,974
Comerica                                       16,393                  947,515
Commercial Federal                             16,374                  551,476
Community Trust Bancorp                         5,793                  189,547
Credit Agricole                                 8,352(c)               211,006
Credit Suisse Group                             4,500(c)               176,403
Danske Bank                                    24,900(c)               747,955
DNB NOR                                        58,100(c)               604,343
First BanCorp Puerto Rico                       3,690(c)               148,154
First Citizens BancShares Cl A                  1,566                  226,365
First Community Bancshares                      2,497                   81,153
First Financial                                 1,936                   55,621
First Horizon Natl                             13,108                  553,158
First Midwest Bancorp                           3,584                  126,049
FirstFed Financial                              3,668(b)               218,649
Flagstar Bancorp                                9,263                  175,349
Fortis                                         43,148(c)             1,198,297
Great Southern Bancorp                          4,055                  126,881
Greater Bay Bancorp                             8,617                  227,230
HBOS                                          113,882(c)             1,750,798
Hudson United Bancorp                           4,900                  176,890
Independent Bank                                2,604                   74,058
ING Groep                                     118,891(c)             3,341,557
KBC Bancassurance Holding                       7,278(c)               574,068
Lloyds TSB Group                              395,249(c)             3,349,448
Macquarie Bank                                  8,475(c)               385,356
MAF Bancorp                                     6,697                  285,493
MCG Capital                                     5,544                   94,692
Mid-State Bancshares                            5,796                  160,955
Mizuho Financial Group                            282(c)             1,276,501
Natl Australia Bank                           124,035(c)             2,897,539
Natl Bank of Greece                            11,575(c)               392,228
Natl City                                      97,836                3,338,164
NBT Bancorp                                     3,448                   81,511
Oriental Financial Group                       11,310(c)               172,591
Peoples Bancorp                                 2,631                   70,379
PNC Financial Services Group                   41,910                2,282,419
R-G Financial Cl B                              9,040(c)               159,918

See accompanying notes to investments in securities.

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1 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Banks and savings & loans (cont.)
Regions Financial                              30,714               $1,040,590
Republic Bancorp                                9,964                  149,261
Republic Bancorp Cl A                           7,524                  163,346
Resona Holdings                               383,000(b,c)             714,887
S&T Bancorp                                     5,978                  215,806
Southwest Bancorp                               3,541                   72,520
Susquehanna Bancshares                          6,116                  150,392
Tompkins Trustco                                2,786                  120,912
Trustmark                                      14,853                  434,599
UMB Financial                                   3,644                  207,817
Washington Mutual                             104,362                4,246,489
Total                                                               50,988,371

Beverages & tobacco (3.5%)
Alliance One Intl                               9,667                   58,099
Altadis                                         8,522(c)               356,517
Altria Group                                  307,740(j)            19,898,469
Coca-Cola                                     276,307               11,535,817
InBev                                           1,261(c)                42,680
Japan Tobacco                                      62(c)               824,317
PepsiCo                                        11,301                  609,463
Reynolds American                               2,725                  214,730
SABMiller                                      19,200(c)               299,118
Scottish & Newcastle                           57,720(c)               479,569
Universal                                      11,960                  523,609
Total                                                               34,842,388

Broker dealers (1.1%)
Bear Stearns Companies                         21,981                2,284,705
Franklin Resources                             44,054                3,391,276
Investment Technology Group                    18,928(b)               397,867
Knight Capital Group Cl A                       9,900(b)                75,438
Lehman Brothers Holdings                       32,363                3,212,999
Merrill Lynch & Co                             12,281                  675,578
Morgan Stanley                                 10,829                  568,198
Total                                                               10,606,061

Building materials & construction (0.7%)
Barratt Developments                           22,141(c)               284,220
BPB                                             8,200(c)                77,543
Building Material Holding                       4,238                  293,651
CSR                                            45,000(c)                91,777
Fletcher Building                              18,497(c)                88,895
Fluor                                          12,324                  709,739
Geberit                                           125(c)                79,949
Hanson                                         29,600(c)               284,513
Imerys                                          1,100(c)                75,730
Insituform Technologies Cl A                    9,378(b)               150,329
Ishikawajima-Harima
  Heavy Inds                                   94,000(b,c)             136,465
Lafarge                                         4,080(c)               370,833
Louisiana-Pacific                               5,509                  135,411
M/I Homes                                       4,532                  245,181
Masco                                          30,674                  974,207
NCI Building Systems                            3,808(b)               124,902
Pilkington                                     83,980(c)               180,174
Rinker Group                                   41,094(c)               437,816
Sherwin-Williams                               14,572                  686,195
Texas Inds                                      3,000                  168,690
Universal Forest Products                       4,704                  194,981
USG                                            18,142(b)               771,036

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Building materials & construction (cont.)
Walter Inds                                    12,039                 $483,968
Wienerberger                                    2,500(c)               115,992
Total                                                                7,162,197

Cellular telecommunications (0.4%)
Alamosa Holdings                               11,754(b)               163,381
Nextel Communications Cl A                    117,438(b)             3,794,421
SBA Communications Cl A                         9,600(b)               129,600
US Unwired                                     30,900(b)               179,838
Total                                                                4,267,240

Chemicals (0.9%)
Akzo Nobel                                      9,800(c)               386,366
BASF                                            6,700(c)               443,438
Bayer                                          50,600(c)             1,683,507
Cambrex                                         8,223                  156,648
Clariant                                        7,666(b,c)             101,562
Crompton                                       25,239                  357,132
Dow Chemical                                   69,769                3,106,813
DSM                                             4,900(c)               335,609
Georgia Gulf                                    4,112                  127,678
HB Fuller                                       7,230                  246,254
Immucor                                        11,015(b)               318,884
Imperial Chemical Inds                         67,100(c)               305,350
Octel                                          13,536(c)               243,648
OM Group                                        5,151(b)               127,178
Orica                                           5,850(c)                79,243
Solvay                                          1,462(c)               150,291
Syngenta                                        2,800(b,c)             286,503
Wesfarmers                                     14,378(c)               437,776
WR Grace & Co                                  36,596(b)               285,083
Total                                                                9,178,963

Computer hardware (1.4%)
Apple Computer                                204,536(b)             7,528,969
Black Box                                       7,044                  249,358
Dell                                           74,239(b)             2,933,182
Gateway                                        23,425(b)                77,303
Hutchinson Technology                           4,160(b)               160,202
Insight Enterprises                            13,851(b)               279,513
Iomega                                         22,584(b)                59,848
Komag                                           9,943(b)               282,083
Network Appliance                              64,226(b)             1,815,669
Oce                                             5,500(c)                80,907
Trident Microsystems                           10,600(b)               240,514
Total                                                               13,707,548

Computer software & services (3.8%)
Activision                                     21,568(b)               356,303
Adobe Systems                                 102,078                2,921,472
ANSYS                                           7,698(b)               273,356
Autodesk                                       68,316                2,348,021
Automatic Data Processing                      43,984                1,846,008
BISYS Group                                     8,744(b)               130,635
Brady Cl A                                      7,981                  247,411
CACI Intl Cl A                                  2,190(b)               138,320
CNET Networks                                  28,638(b)               336,210
Comverse Technology                            28,592(b)               676,201
Convergys                                      43,941(b)               624,841
CSG Systems Intl                                9,085(b)               172,433
Digital River                                   4,061(b)               128,937
Digitas                                        55,800(b)               636,678

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
Electronic Data Systems                        80,673               $1,552,955
Emulex                                         15,540(b)               283,760
F5 Networks                                     5,509(b)               260,218
FactSet Research Systems                        3,778                  135,404
Ixia                                           15,600(b)               303,264
j2 Global Communications                        9,501(b)               327,214
Jupitermedia                                    4,827(b)                82,687
Lexar Media                                    34,252(b)               168,177
Lionbridge Technologies                        54,193(b)               367,429
MAXIMUS                                         4,275                  150,865
MICROS Systems                                  5,849(b)               261,743
Microsoft                                     206,333                5,125,313
NCR                                            46,768(b)             1,642,492
Oracle                                        892,892(b)            11,786,175
Packeteer                                       5,500(b)                77,550
QLogic                                         16,481(b)               508,768
Sapient                                        36,703(b)               291,055
SRA Intl Cl A                                  10,400(b)               361,088
Symantec                                       72,389(b)             1,573,737
Take-Two Interactive Software                   8,951(b)               227,790
Transaction Systems Architects                 20,770(b)               511,565
Travelzoo                                       3,100(b)               101,773
Trend Micro                                     3,500(c)               124,210
VASCO Data Security Intl                       48,200(b)               467,540
Websense                                        5,704(b)               274,077
Wind River Systems                             14,977(b)               234,839
Total                                                               38,038,514

Electronics (0.8%)
Advanced Micro Devices                         42,866(b)               743,296
American Power Conversion                      25,184                  594,091
ESS Technology                                109,416(b)               460,641
General Cable                                   8,995(b)               133,396
Hitachi                                       218,000(c)             1,318,218
Itron                                           2,900(b)               129,572
Matsushita Electric Industrial                 79,000(c)             1,194,087
Methode Electronics                            12,000                  142,440
Microsemi                                      24,001(b)               451,219
MIPS Technologies                               9,300(b)                66,960
OmniVision Technologies                        28,205(b)               383,306
Paxar                                          11,201(b)               198,818
Rockwell Automation                            32,675                1,591,599
Rofin-Sinar Technologies                        5,266(b)               172,725
Rogers                                          1,876(b)                76,072
SANYO Electric                                 86,000(c)               219,459
ScanSource                                      3,143(b)               134,960
SYNNEX                                          3,800(b)                66,538
Trimble Navigation                              5,827(b)               227,078
Total                                                                8,304,475

Energy (6.6%)
Anadarko Petroleum                             16,061                1,319,411
Atlas America                                   2,092(b)                77,805
Berry Petroleum Cl A                            3,905                  206,496
BP                                            139,793(c)             1,453,726
Burlington Resources                           13,554                  748,723
Cheniere Energy                                13,044(b)               405,668
Chevron                                       209,614               11,721,616
ConocoPhillips                                 86,748                4,987,143
Devon Energy                                   99,425                5,038,860
Eni                                            20,757(c)               533,321
EOG Resources                                  35,064                1,991,635

See accompanying notes to investments in securities.

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2 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Energy (cont.)
Exxon Mobil                                   420,509              $24,166,653
Frontier Oil                                    8,316                  244,075
Groupe Bruxelles Lambert                        2,700(c)               233,937
Houston Exploration                             3,405(b)               180,635
KCS Energy                                     12,556(b)               218,098
Marathon Oil                                   16,839                  898,697
Nippon Mining Holdings                         15,500(c)                87,632
Nippon Oil                                     72,000(c)               487,229
Norsk Hydro                                     6,300(c)               578,583
OMV                                             1,000(c)               435,072
Repsol                                         15,200(c)               385,730
Resource America Cl A                           3,524                  135,780
Royal Dutch Petroleum                          22,711(c)             1,476,356
Santos                                         39,067(c)               336,544
Shell Transport & Trading                     144,780(c)             1,401,776
Statoil                                        20,300(c)               414,812
Stone Energy                                    3,513(b)               171,786
Sumitomo Metal Inds                            79,000(c)               134,236
Total                                           2,741(c)               641,356
Valero Energy                                  61,886                4,895,801
Vintage Petroleum                               3,805                  115,938
Woodside Petroleum                             12,687(c)               282,403
Total                                                               66,407,533

Energy equipment & services (1.1%)
Cimarex Energy                                 10,367(b)               403,380
Energy Partners                                 5,900(b)               154,639
Fortum                                         23,800(c)               381,605
GulfMark Offshore                               4,900(b)               133,819
Halliburton                                    70,836                3,387,378
Holly                                           9,068                  423,204
Lone Star Technologies                          5,979(b)               272,045
Noble                                          28,385                1,745,961
Offshore Logistics                              6,207(b)               203,838
Superior Energy Services                       18,800(b)               334,640
Transocean                                     67,733(b)             3,655,549
Total                                                               11,096,058

Engineering & construction (0.5%)
Acciona                                         1,059(c)               105,083
ACS Actividades de
  Construccion y Servicios                     11,204(c)               313,731
Bouygues                                        6,795(c)               281,707
EMCOR Group                                     3,469(b)               169,634
George Wimpey                                  29,582(c)               232,092
Granite Construction                            4,192                  117,795
Invensys                                      544,174(b,c)             102,369
MasTec                                          7,000(b)                61,600
Perini                                         12,244(b)               201,046
Quanta Services                                 9,400(b)                82,720
Saint-Gobain                                   23,334(c)             1,295,773
Shaw Group                                     28,157(b)               605,657
Skanska Cl B                                   25,800(c)               318,743
Taylor Woodrow                                 50,586(c)               305,098
Technip                                         3,600(c)               167,110
VINCI                                           7,600(c)               631,562
Total                                                                4,991,720

Environmental services (0.1%)
United Utilities                               56,595(c)               669,211

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Finance companies (1.6%)
Citigroup                                     306,166              $14,154,053
First Financial Bancorp                         7,512                  141,977
ITLA Capital                                    2,210(b)               119,119
MGIC Investment                                18,289                1,192,809
World Acceptance                                6,854(b)               205,963
Total                                                               15,813,921

Financial services (3.0%)
Advanta Cl B                                    8,991                  253,187
British Land                                   14,300(c)               224,430
CharterMac LP                                   8,200                  180,072
Chemical Financial                             10,682                  353,681
CIT Group                                      16,585                  712,657
CompuCredit                                    15,410(b)               528,255
Corio                                           2,700(c)               150,850
Countrywide Financial                          50,090                1,933,975
Delphi Financial Group Cl A                     9,146                  403,796
Doral Financial                                13,200(c)               218,328
Fannie Mae                                    233,975               13,664,140
Freddie Mac                                    28,902                1,885,277
Goldman Sachs Group                            21,723                2,216,180
HSBC Holdings                                  85,586(c)             1,360,962
Irwin Financial                                 7,351                  163,119
Janus Capital Group                            15,595                  234,549
Jones Lang LaSalle                              3,350(b)               148,171
Macquarie Group                                80,200(c)               252,603
MBNA                                           72,375                1,893,330
Metris Companies                                9,700(b)               140,262
Nordea Bank                                   128,200(c)             1,161,738
Providian Financial                            36,793(b)               648,661
Sampo Cl A                                     25,700(c)               400,203
Suncorp-Metway                                 21,357(c)               326,841
Trammell Crow                                   6,300(b)               152,712
Unibail                                         1,858(c)               238,552
Wereldhave                                      2,430(c)               259,209
Wihlborgs Fastigheter                           7,500(c)               163,231
Total                                                               30,268,971

Food (0.5%)
American Italian Pasta Cl A                     4,611                   96,923
Archer-Daniels-Midland                         93,751                2,004,397
Chiquita Brands Intl                            6,400                  175,744
Colruyt                                           600(c)                81,827
Compass Group                                  72,420(c)               304,258
Kesko Cl B                                      6,700(c)               168,153
Nash Finch                                     10,906                  400,686
Orkla                                           6,750(c)               248,458
Seaboard                                          300                  499,200
Sensient Technologies                          20,716                  426,957
Tate & Lyle                                    39,325(c)               335,324
Unilever                                        8,598(c)               556,822
Total                                                                5,298,749

Furniture & appliances (0.5%)
Black & Decker                                 17,698                1,590,165
Dixons Group                                   63,536(c)               178,715
Electrolux Series B                            17,500(c)               373,032
Ethan Allen Interiors                           9,460                  317,005
Furniture Brands Intl                          19,004                  410,676
La-Z-Boy                                       18,725                  272,823
Maytag                                         21,938(o)               343,549
Stanley Works                                  14,320                  652,133

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Furniture & appliances (cont.)
Thomas Inds                                     3,429                 $137,023
Whirlpool                                      14,657                1,027,602
Total                                                                5,302,723

Health care products (5.8%)
AstraZeneca                                    30,222(c)             1,245,915
Becton, Dickinson & Co                         42,905                2,251,225
Biomet                                         15,511                  537,301
Biosite                                         1,600(b)                87,984
Bristol-Myers Squibb                          232,853                5,816,668
Celesio                                         1,000(c)                78,224
CSL                                             7,782(c)               199,693
Daiichi Pharmaceutical                         11,900(c)               263,431
Genzyme                                         8,972(b)               539,127
Gilead Sciences                                15,886(b)               698,825
Guidant                                        11,604                  780,949
Hologic                                         2,500(b)                99,375
Illumina                                        7,600(b)                91,732
Intuitive Surgical                              8,376(b)               390,657
Johnson & Johnson                             406,229(j)            26,404,886
King Pharmaceuticals                           55,288(b)               576,101
Laserscope                                      3,648(b)               151,173
Medtronic                                      46,090                2,387,001
Merck & Co                                    269,560                8,302,448
Mine Safety Appliances                          4,743                  219,127
Nobel Biocare Holding                           1,873(c)               379,367
Par Pharmaceutical Companies                    2,306(b)                73,354
PolyMedica                                      6,084                  216,955
Sankyo                                         36,300(c)               694,567
Savient Pharmaceuticals                        63,700(b)               280,917
Schering-Plough                                22,617                  431,080
Transkaryotic Therapies                         8,600(b)               314,588
UCB                                             2,000(c)                97,268
United Therapeutics                             1,821(b)                87,772
Ventana Medical Systems                         8,642(b)               347,668
Vital Signs                                     2,899                  125,585
Wyeth                                          93,505                4,160,973
Total                                                               58,331,936

Health care services (2.7%)
Aetna                                          40,681                3,369,200
Albany Molecular Research                      17,000(b)               238,000
Alliance Imaging                               13,400(b)               140,164
American Retirement                             7,000(b)               102,340
Apria Healthcare Group                          3,826(b)               132,533
Cardinal Health                                29,727                1,711,681
Centene                                        10,051(b)               337,513
Chemed                                          2,900                  118,552
Gambro Cl A                                     8,000(c)               106,821
Humana                                         17,027(b)               676,653
Kindred Healthcare                              4,500(b)               178,245
LCA-Vision                                      4,577                  221,801
Matria Healthcare                               3,882(b)               125,117
MedCath                                         3,500(b)                97,265
Pediatrix Medical Group                         5,019(b)               369,097
Priority Healthcare Cl B                        4,000(b)               101,440
Psychiatric Solutions                           5,000(b)               243,550
Quality Systems                                 2,500                  118,450
RehabCare Group                                 5,248(b)               140,279
Sonic Healthcare                               40,200(c)               384,544
Stewart Enterprises Cl A                       23,114                  151,166
Sunrise Senior Living                           3,980(b)               214,840

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Health care services (cont.)
Tenet Healthcare                               63,101(b)              $772,356
UnitedHealth Group                            266,892               13,915,749
WellPoint                                      42,938(b)             2,990,202
Total                                                               26,957,558

Home building (1.2%)
Beazer Homes USA                               13,661                  780,726
Centex                                         80,836                5,712,680
Daito Trust Construction                        2,000(c)                74,692
KB HOME                                        36,034                2,746,872
Pulte Homes                                    25,891                2,181,317
WCI Communities                                 5,404(b)               173,090
Total                                                               11,669,377

Household products (0.2%)
Hagemeyer                                      51,699(b,c)             122,619
JAKKS Pacific                                  12,198(b)               234,324
Kimberly-Clark                                 10,319                  645,866
Libbey                                          4,231                   66,892
Mannatech                                       6,600                  125,532
Nautilus                                       10,084                  287,394
Playtex Products                               12,500(b)               134,500
Tupperware                                     11,207                  261,908
Unilever                                       41,605(c)               400,239
Total                                                                2,279,274

Industrial services (0.1%)
Applied Industrial Technologies                 4,756                  153,571
Ceradyne                                        6,538(b)               157,370
Watsco                                          3,600                  153,360
WESCO Intl                                     11,335(b)               355,692
Total                                                                  819,993

Industrial transportation (1.8%)
Amerco                                          4,900(b)               262,395
Arkansas Best                                   4,915                  156,346
ArvinMeritor                                   12,604                  224,225
Brambles Inds                                  39,431(c)               245,157
Burlington Northern Santa Fe                   80,022                3,767,437
CSX                                            30,926                1,319,303
East Japan Railway                                 95(c)               487,221
EGL                                             3,611(b)                73,376
FedEx                                          21,364                1,730,698
FirstGroup                                     18,793(c)               110,857
Frontline                                       4,200(c)               168,432
GATX                                           10,902                  376,119
ITOCHU                                         57,000(c)               286,498
Kawasaki Kisen Kaisha                          23,000(c)               136,465
Mitsui OSK Lines                               15,000(c)                92,651
Natl Express Group                              5,600(c)                91,200
Neptune Orient Lines                           51,500(c)               115,469
Nippon Express                                 74,000(c)               319,960
Norfolk Southern                              115,051                3,561,979
Penninsular and
  Oriental Steam Navigation                    31,600(c)               179,610
Ryder System                                   14,462                  529,309
Toll Holdings                                   9,106(c)                90,501
Transurban Group                               41,500(c)               235,282
Union Pacific                                   9,420                  610,416
United Parcel Service Cl B                     46,320                3,203,491
Total                                                               18,374,397

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Insurance (3.3%)
Aegon                                         115,839(c)            $1,491,602
Alfa                                           18,613                  273,983
Allianz                                         8,363(c)               956,186
Allstate                                       88,055                5,261,286
Ambac Financial Group                          13,493                  941,272
AMERIGROUP                                     10,052(b)               404,090
AmerUs Group                                   12,273                  589,718
AMP                                            75,526(c)               371,865
Aon                                            45,452                1,138,118
Aviva                                         137,304(c)             1,524,517
CIGNA                                          56,390                6,035,422
Fremont General                                 8,500                  206,805
Friends Provident                              71,400(c)               232,097
Great American
  Financial Resources                           6,111                  121,059
Horace Mann Educators                          15,643                  294,401
Infinity Property & Casualty                    4,634                  161,634
Insurance Australia Group                      60,850(c)               278,304
Jefferson-Pilot                                18,804                  948,098
LandAmerica Financial Group                     6,697                  397,601
Lincoln Natl                                   25,989                1,219,404
Marsh & McLennan
  Companies                                    40,063                1,109,745
MBIA                                            6,301                  373,712
Natl Western Life
  Insurance Cl A                                  898(b)               174,113
Presidential Life                               7,458                  127,606
Principal Financial Group                       7,979                  334,320
Prudential Financial                           36,446                2,393,044
QBE Insurance Group                            21,870(c)               266,789
Royal & SunAlliance
  Insurance Group                             295,897(c)               442,700
Stewart Information Services                    6,859                  288,078
Torchmark                                      12,231                  638,458
UICI                                           11,652                  346,880
United Fire & Casualty                          4,938                  219,346
Universal American Financial                   15,800(b)               357,396
UnumProvident                                  82,911                1,518,930
Zurich Financial Services                       8,089(b,c)           1,393,828
Total                                                               32,832,407

Investment companies (3.5%)
iShares MSCI Emerging
  Markets Index Fund                          485,700(o)            34,776,120

Leisure time & entertainment (0.6%)
Amadeus Global Travel
  Distribution Cl A                             9,600(c)                83,991
Arctic Cat                                      3,146                   64,587
Callaway Golf                                  25,890                  399,483
Cap Gemini                                      5,100(b,c)             162,187
Carnival                                        2,305(c)               130,685
EMI Group                                      17,800(c)                80,746
Handleman                                      13,591                  224,387
Harley-Davidson                                68,346                3,389,961
Mattel                                         45,415                  831,095
Topps                                           4,200                   42,126
TUI                                            14,046(c)               348,270
Vail Resorts                                    4,200(b)               118,020
Total                                                                5,875,538

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Lodging & gaming (0.6%)
Ameristar Casinos                              12,500                 $326,125
Aristocrat Leisure                             18,450(c)               162,869
Bluegreen                                       8,300(b)               144,503
Harrah's Entertainment                         31,899                2,298,961
InterContinental Hotels Group                   6,518(c)                82,077
Marriott Intl Cl A                             32,210                2,197,366
OPAP                                            5,240(c)               151,381
Penn Natl Gaming                               12,150(b)               443,475
Tabcorp Holdings                               15,327(c)               191,287
Total                                                                5,998,044

Machinery (0.6%)
Albany Intl Cl A                                2,781                   89,298
ALSTOM                                        408,166(b,c)             405,016
Cascade                                         2,564                  110,893
Caterpillar                                    36,062                3,437,069
Federal Signal                                  5,494                   85,706
Furukawa Electric                              38,000(b,c)             147,340
Global Power
  Equipment Group                              25,844(b)               205,460
Joy Global                                     14,664                  492,564
Kawasaki Heavy Inds                            79,000(c)               151,731
Lincoln Electric Holdings                      11,991                  397,502
Mitsubishi Heavy Inds                         160,000(c)               418,395
Regal-Beloit                                    2,572                   75,000
Sulzer                                            204(c)                84,217
Tecumseh Products Cl A                          4,066                  111,571
Wartsila Cl B                                   4,800(c)               138,590
Total                                                                6,350,352

Media (1.3%)
American Greetings Cl A                         3,911                  103,642
aQuantive                                       7,900(b)               139,988
Banta                                           6,927                  314,209
Catalina Marketing                              5,331                  135,461
Dai Nippon Printing                            32,000(c)               515,636
DoubleClick                                    10,300(b)                86,417
eBay                                          143,792(b)             4,746,573
Martha Stewart
  Living Omnimedia Cl A                         5,100(b)               148,818
Nippon Telegraph & Telephone                      389(c)             1,663,501
PRIMEDIA                                       59,000(b)               238,950
Toppan Printing                                26,000(c)               274,193
Valassis Communications                         5,400(b)               200,070
Ventiv Health                                   7,343(b)               141,573
Walt Disney                                    72,883                1,835,194
Yahoo!                                         73,039(b)             2,530,801
Yell Group                                     15,014(c)               114,388
Total                                                               13,189,414

Metals (1.0%)
AK Steel Holding                               28,246(b)               181,057
Anglo American                                 50,040(c)             1,170,112
Arcelor                                        26,500(c)               516,960
BHP Billiton                                  144,697(c)             1,896,005
BlueScope Steel                                41,800(c)               259,600
Boehler-Uddeholm                                  660(c)                87,374
Carpenter Technology                            3,995                  206,941
Cleveland-Cliffs                                4,002                  231,156
Commercial Metals                              17,360                  413,515
Corus Group                                   348,326(b,c)             262,106
Cumerio                                         1,546(c)                26,566

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Metals (cont.)
Gibraltar Inds                                  3,252                  $60,292
Iluka Resources                                20,400(c)               116,432
Mueller Inds                                   10,576                  286,610
NS Group                                        5,379(b)               174,871
Nucor                                          29,918                1,364,858
OneSteel                                       34,282(c)                69,135
Oregon Steel Mills                              7,023(b)               120,866
Phelps Dodge                                   12,561                1,161,893
Quanex                                          6,966                  369,268
Rautaruukki                                     5,700(c)                85,185
Ssab Svenskt Stal Cl A                          3,400(c)                78,351
Toyo Seikan Kaisha                             10,000(c)               158,070
Umicore                                         2,045(c)               164,193
voestalpine                                     2,830(c)               198,283
Total                                                                9,659,699

Miscellaneous (0.2%)
DCC                                             2,600(c)                51,913
Kelda Group                                    33,174(c)               415,150
SUEZ                                           57,764(c)             1,567,863
Total                                                                2,034,926

Multi-industry (2.4%)
3M                                             55,472                4,010,626
Abertis Infraestructuras                       10,107(c)               257,696
Actuant Cl A                                    3,000(b)               143,820
Ameron Intl                                     4,242                  158,651
Anixter Intl                                    5,253(b)               195,254
Autoroutes du
  Sud de la France                              1,800(c)               103,028
Autostrade                                     12,481(c)               330,912
Brambles Inds                                  29,701(c)               162,830
Canon                                          12,300(c)               644,757
Eastman Kodak                                 155,064                4,163,468
FTI Consulting                                  5,599(b)               117,019
Imation                                         8,371                  324,711
Lancaster Colony                                6,681                  286,749
Marubeni                                       70,000(c)               240,487
Mayne Group                                    32,775(c)               117,809
Mitsubishi Materials                           51,000(c)               120,487
Monsanto                                       27,960                1,757,845
NCO Group                                       5,962(b)               128,958
Pre-Paid Legal Services                        10,888(o)               486,149
Rentokil Initial                               89,500(c)               256,156
Ruddick                                        13,865                  353,973
Sanofi-Aventis                                  8,926(c)               730,989
Societe Generale                                5,800(c)               588,114
SOURCECORP                                      7,265(b)               143,992
Standex Intl                                    4,590                  130,402
Textron                                        20,190                1,531,412
ThyssenKrupp                                   19,228(c)               334,824
Tyco Intl                                     138,065(c,j)           4,031,498
Vedior                                         14,186(c)               199,702
Vivendi Universal                              19,329(c)               605,714
WW Grainger                                    10,449                  572,501
YORK Intl                                      16,895                  642,010
Total                                                               23,872,543

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Paper & packaging (0.3%)
Ball                                           16,248                 $584,278
Crown Holdings                                 24,300(b)               345,789
Ennis                                           3,907                   70,795
Norske Skogindustrier                           9,400(c)               155,031
Oji Paper                                      47,000(c)               244,395
Rock-Tenn Cl A                                  7,616                   96,342
Schweitzer-Mauduit Intl                         6,546                  203,777
Svenska Cellulosa Cl B                         11,800(c)               377,040
UPM - Kymmene                                  29,900(c)               572,245
Total                                                                2,649,692

Precious metals (0.1%)
Freeport-McMoRan
  Copper & Gold Cl B                           25,407                  951,238
Newcrest Mining                                 7,183(c)                94,483
Total                                                                1,045,721

Real estate (--%)
Brookfield Homes                                6,960                  317,376
New World Development                         118,000(c)               144,100
Total                                                                  461,476

Real estate investment trust (0.9%)
American Home
  Mortgage Investment                           4,698                  164,242
Anthracite Capital                             31,249                  370,301
Anworth Mtge Asset                             20,220                  198,965
Apartment Investment &
  Management Cl A                              16,779                  686,597
Archstone-Smith Trust                          30,178                1,165,474
Bedford Property Investors                      3,131                   72,076
Capstead Mtge                                  27,053(o)               223,999
IMPAC Mtge Holdings                            36,978(o)               689,640
Innkeepers USA Trust                            5,995                   89,565
LTC Properties                                  5,151                  106,626
MFA Mtge Investments                           32,362                  241,097
Natl Health Investors                           8,177                  229,528
New Century Financial                           7,254                  373,218
Novastar Financial                              9,892                  387,272
Plum Creek Timber                              20,985                  761,756
Post Properties                                 2,795                  100,927
RAIT Investment Trust                           9,414                  281,949
Redwood Trust                                   3,565                  183,954
Rodamco Europe                                  3,971(c)               325,560
Saxon Capital                                   8,200                  139,974
Starwood Hotels &
  Resorts Worldwide Unit                       33,514                1,962,914
Universal Health Realty
  Income Trust                                  4,530                  172,638
Total                                                                8,928,272

Restaurants (0.4%)
Bob Evans Farms                                14,533                  338,910
Jack in the Box                                 5,018(b)               190,283
Mitchells & Butlers                            46,025(c)               275,617
Papa John's Intl                                4,451(b)               177,906
Ryan's Restaurant Group                        17,479(b)               244,881
Starbucks                                      27,568(b)             1,424,162
Yum! Brands                                    20,308                1,057,641
Total                                                                3,709,400

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Retail -- drugstores (--%)
Longs Drug Stores                               5,600                 $241,080

Retail -- general (5.2%)
bebe stores                                    16,850                  446,020
Best Buy                                       68,777                4,714,663
BJ's Wholesale Club                             5,194(b)               168,753
Blair                                           2,481                   98,000
Brown Shoe                                      6,935                  271,505
Cato Cl A                                      14,547                  300,396
Circuit City Stores                            42,821                  740,375
Coldwater Creek                                 7,320(b)               182,341
Delhaize Group                                  4,691(c)               280,958
Department 56                                  11,633(b)               119,238
Dillard's Cl A                                 19,551                  457,884
Dollar General                                 49,720                1,012,299
Esprit Holdings                                39,000(c)               281,273
Federated Dept Stores                          16,257                1,191,313
Grafton Group Unit                              8,536(b,c)              98,565
Group 1 Automotive                              9,264(b)               222,707
Hennes & Mauritz Cl B                          16,200(c)               570,350
Home Depot                                    343,216               13,351,101
JC Penney                                      28,581                1,502,789
Linens 'N Things                               14,088(b)               333,322
May Dept Stores                                38,850                1,560,216
Movie Gallery                                   6,738                  178,085
Next                                            3,000(c)                80,849
Nordstrom                                      24,353                1,655,273
Pantry                                          4,100(b)               158,793
Payless ShoeSource                             15,434(b,j)             296,333
Russ Berrie & Co                                6,176                   79,115
Sears Holdings                                 17,691(b)             2,651,350
ShopKo Stores                                   4,973(b)               120,894
Sonic Automotive                               12,461                  264,921
Staples                                        80,204                1,709,949
Too                                             3,646(b)                85,207
Toys "R" Us                                    68,930(b)             1,825,266
United Stationers                              10,965(b)               538,382
Wal-Mart Stores                               267,273               12,882,559
Weis Markets                                    5,886                  228,318
Woolworths                                     24,619(c)               309,316
World Fuel Services                             4,530                  106,047
Zale                                           15,914(b,j)             504,315
Total                                                               51,579,040

Retail -- grocery (0.5%)
Great Atlantic & Pacific Tea                    5,100(b)               148,206
J Sainsbury                                   127,399(c)               649,373
Kroger                                        107,587(b)             2,047,381
Safeway                                        70,781                1,598,943
Tesco                                         112,900(c)               643,159
Total                                                                5,087,062

Telecom equipment & services (0.5%)
ARRIS Group                                    12,600(b)               109,746
Centennial Communications                      19,700(b)               273,436
Comtech Telecommunications                      5,640(b)               184,033
PCCW                                          283,000(c)               176,652
QUALCOMM                                      112,431                3,711,347
Telenor                                         7,400(c)                58,855
Total                                                                4,514,069

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Textiles & apparel (0.5%)
Adidas-Salomon                                    944(c)              $157,788
Burlington Coat Factory
  Warehouse                                    10,266                  437,742
Genesco                                         2,050(b)                76,035
K-Swiss Cl A                                    5,225                  168,977
Kellwood                                        5,954                  160,163
Liz Claiborne                                   9,823                  390,562
Nike Cl B                                      27,687                2,397,693
Russell                                        12,186                  249,204
Steven Madden                                   4,835(b)                85,870
Stride Rite                                    12,498                  172,347
Teijin                                         49,000(c)               227,547
VF                                             10,358                  592,685
Total                                                                5,116,613

Utilities -- electric (3.4%)
AES                                           137,682(b)             2,255,231
American Electric Power                        23,565                  868,842
Aquila                                         49,600(b)               179,056
Black Hills                                     3,160                  116,446
CenterPoint Energy                             48,805                  644,714
CH Energy Group                                 2,290                  111,363
Chubu Electric Power                           20,200(c)               484,509
Cleco                                          18,813                  405,796
Duquesne Light Holdings                         9,071                  169,446
E.ON                                           38,462(c)             3,414,248
Edison Intl                                    28,093                1,139,171
EDP-Energias de Portugal                       91,500(c)               229,850
El Paso Electric                                8,421(b)               172,209
Electrabel                                      1,156(c)               505,134
Endesa                                         14,648(c)               340,471
Exelon                                        108,750                5,582,139
Hokkaido Electric Power                         7,900(c)               161,704
HongKong Electric Holdings                     61,500(c)               280,992
Intl Power                                     57,100(b,c)             210,267
Kansai Electric Power                          53,300(c)             1,071,767
Otter Tail                                      5,280                  144,302
PG&E                                           85,425                3,206,855
PNM Resources                                   4,577                  131,863
Public Service
  Enterprise Group                             27,487                1,671,759
RWE                                             8,814(c)               566,185
Scottish & Southern Energy                     26,099(c)               473,669
Scottish Power                                100,700(c)               895,757
Severn Trent                                   17,588(c)               320,464
Sierra Pacific Resources                       24,567(b)               305,859
TECO Energy                                    55,757                1,054,365
Tokyo Electric Power                           42,100(c)             1,002,888
TXU                                            63,791                5,300,394
UIL Holdings                                    1,701                   91,531
Total                                                               33,509,246

Utilities -- natural gas (0.5%)
BG Group                                       47,100(c)               386,671
Energen                                         2,842                   99,612
Kinder Morgan                                  17,078                1,420,891
Nicor                                           8,461                  348,339
Peoples Energy                                  8,309                  361,109
Plains Exploration &
  Production                                    5,700(b)               202,521
Sempra Energy                                  23,145                  956,120

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Utilities -- natural gas (cont.)
Snam Rete Gas                                  40,972(c)              $219,392
Southwestern Energy                            13,336(b)               626,525
WGL Holdings                                    6,075                  204,363
Total                                                                4,825,543

Utilities -- telephone (4.9%)
AT&T                                          321,035                6,112,506
BellSouth                                     354,398                9,416,355
BT Group                                      380,500(c)             1,566,905
Cable & Wireless                              120,800(c)               322,474
CenturyTel                                     19,276                  667,528
Hellenic Telecommunications
  Organization                                  8,590(c)               166,391
Koinklijke                                     14,400(c)               120,933
SBC Communications                            420,527                9,987,516
Sprint                                        242,343                6,080,386
Talk America Holdings                           6,700(b)                67,067
Telecom Italia                                923,383(c)             2,582,934
Telekom Austria                                10,281(c)               199,927
TeliaSonera                                    18,048(c)                86,185
Verizon Communications                        338,165               11,683,600
Total                                                               49,060,707

Total common stocks
(Cost: $716,776,152)                                              $782,487,106

Preferred stocks (--%)
Issuer                                         Shares                 Value(a)

Pegasus Satellite
  12.75% Cm
  Pay-in-kind Series B                              1(b,g)                  $9
Volkswagen                                     10,569(c)               374,989

Total preferred stocks
(Cost: $354,321)                                                      $374,998

Bonds (21.2%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Foreign government (4.3%)
Aries Vermoegensverwaltungs
   10-25-14               9.60%            $1,250,000(c,d)          $1,620,313
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-10               5.38              4,475,000(c)             6,089,632
   01-04-13               4.50              3,200,000(c)             4,295,958
   07-04-34               4.75              1,820,000(c)             2,626,987
Federal Republic of Brazil
   04-15-14               8.00              1,586,402(c)             1,619,266
   10-14-19               8.88              1,011,000(c)             1,071,660
   04-15-24               8.88                458,000(c)               476,320
   08-17-40              11.00                922,000(c)             1,108,705
Govt of Canada
  (Canadian Dollar)
   09-01-09               4.25                925,000(c)               786,212
Govt of Japan
  (Japanese Yen)
   06-20-12               1.40             98,000,000(c)               925,759

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Foreign government (cont.)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06               8.00%              $620,000(c)              $442,126
Govt of Sweden
  (Swedish Krona)
   01-28-09               5.00              2,445,000(c)               343,477
Govt of Ukraine
   06-11-13               7.65                185,000 (c)              203,963
Hellenic Republic
  (European Monetary Unit)
   04-18-08               3.50              3,425,000(c)             4,284,985
Japan Finance Corp for Municipal Enterprises
  (Japanese Yen)
   02-21-12               1.55            130,000,000(c)             1,240,400
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00              1,000,000(c)               810,321
Oesterreichische Kontrollbank
  (Japanese Yen)
   03-22-10               1.80             90,000,000(c)               867,642
Pemex Project Funding Master Trust
   12-15-15               5.75              2,025,000(c,d)           2,015,888
   03-30-18               9.25                611,000(c,d)             788,190
   02-01-22               8.63                655,000(c)               807,288
Republic of Argentina
   08-03-12               3.01                454,000 (c,m)            409,501
Republic of Colombia
   12-22-14               8.25                488,000(c)               523,380
   01-28-33              10.38                240,000(c)               286,200
Republic of Panama
   09-30-27               8.88                246,000(c)               293,355
Republic of Peru
   05-03-16               8.38                212,000 (c)              237,970
   11-21-33               8.75                352,000 (c)              396,880
Republic of Philippines
   03-17-15               8.88                491,000(c)               511,868
   01-18-17               9.38                146,000(c)               156,220
   01-15-19               9.88                354,000(c)               382,763
Republic of Poland
  (Polish Zloty)
   03-24-10               5.75              1,600,000(c)               500,763
Republic of South Africa
   06-02-14               6.50                151,000 (c)              168,554
Republic of Turkey
   03-15-15               7.25                585,000 (c)              602,550
   02-05-25               7.38                477,000(c)               472,516
   02-14-34               8.00                465,000(c)               482,438
Republic of Venezuela
   08-07-10               5.38                344,000(c)               319,920
   10-08-14               8.50                607,000(c)               630,370
   01-13-34               9.38                137,000(c)               143,508
Russian Ministry of Finance
   05-14-11               3.00              1,540,000(c)             1,349,656
United Kingdom Treasury
  (British Pound)
   09-07-14               5.00              1,080,000(c)             2,057,603
Total                                                               42,351,107

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

U.S. government obligations & agencies (3.5%)
Federal Home Loan Bank
   09-15-06               3.50%            $5,000,000               $4,980,685
Federal Home Loan Mtge Corp
   03-18-09               3.76                520,000                  516,176
   07-12-10               4.13              3,060,000                3,070,015
   11-15-13               4.88              3,005,000                3,144,053
Federal Natl Mtge Assn
   05-15-08               6.00              4,800,000                5,073,816
   02-15-09               3.25              1,850,000                1,807,539
U.S. Treasury
   06-15-10               3.63              1,000,000                  995,625
   05-15-15               4.13              1,040,000                1,055,193
   08-15-23               6.25              3,195,000                3,981,644
   02-15-26               6.00              5,930,000                7,306,406
   02-15-31               5.38                380,000                  448,400
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63              2,226,318(q)             2,218,731
Total                                                               34,598,283

Commercial mortgage-backed(f)/
Asset-backed securities (2.6%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                200,000(d,n)             196,001
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                250,000(n)               247,617
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                300,000(n)               295,828
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05                650,000(n)               647,969
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29                350,000(d,n)             349,398
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94                400,000                  410,772
  Series 2005-1 Cl A4
   11-10-42               4.88                250,000                  258,634
Bear Stearns Adjustable Rate Mortgage Trust
  Series 2004-10 Cl 13A1
   01-25-35               5.03                693,555(l)               695,579
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42               4.57                700,000                  706,514
  Series 2004-PWR6 Cl A6
   11-11-41               4.83                300,000                  305,358
  Series 2004-T16 Cl A3
   02-13-46               4.03                240,000                  237,874
  Series 2005-PWR8 Cl A1
   06-11-41               4.21                600,000                  601,242
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                714,566(d)               720,585
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05                550,000                  550,836
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08                350,000                  350,231

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35%              $175,000                 $176,208
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10              1,300,000                1,269,607
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15              1,807,243(d)             1,807,890
Commercial Mtge Pass-Through Ctfs
  Series 2004-LB3A Cl A3
   07-10-37               5.09                331,000                  342,127
  Series 2004-LB3A Cl A4
   07-10-37               5.23                400,000                  417,304
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49                374,113                  376,748
Federal Natl Mtge Assn #385717
   11-01-12               4.84                483,830                  501,800
Federal Natl Mtge Assn #386599
   11-01-10               4.47                121,353                  121,319
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56                591,613                  612,024
  Series 2005-C1 Cl A5
   06-10-48               4.77                400,000                  406,469
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55                400,000                  402,778
  Series 2004-C3 Cl A5
   12-10-41               4.86                325,000                  331,042
  Series 2005-C1 Cl A1
   05-10-43               4.21                350,000                  350,200
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                800,000                  813,907
  Series 2005-GG3 Cl A1
   08-10-42               3.92                188,593                  187,813
GS Mtge Securities
  Series 2005-GG4 Cl A1
   07-10-39               4.37                500,000                  502,881
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53                200,000                  198,854
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37                266,298                  267,682
  Series 2003-LN1 Cl A1
   10-15-37               4.13                504,916                  500,471
  Series 2003-ML1A Cl A1
   03-12-39               3.97                231,117                  228,437
  Series 2004-C2 Cl A2
   05-15-41               5.26                400,000(m)               415,228
  Series 2004-CBX Cl A3
   01-12-37               4.18                200,000                  198,972
  Series 2004-CBX Cl A5
   01-12-37               4.65                300,000                  303,157
  Series 2005-CB11 Cl A3
   08-12-37               5.20                350,000                  364,600

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
JPMorgan Chase Commercial Mtge Securities (cont.)
  Series 2005-LDP2 Cl A1
   07-15-42               4.33%              $500,000                 $503,700
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A3
   11-15-27               4.83                350,000                  357,448
  Series 2004-C2 Cl A3
   03-15-29               3.97                250,000                  243,115
  Series 2004-C4 Cl A3
   06-15-29               4.99                205,000(m)               213,364
  Series 2004-C6 Cl A2
   08-15-29               4.19                375,000                  372,818
  Series 2004-C6 Cl A4
   08-15-29               4.58                100,000                  101,064
  Series 2004-C7 Cl A2
   10-15-29               3.99                400,000                  394,960
  Series 2004-C8 Cl A2
   12-15-29               4.20                400,000                  398,664
  Series 2004-C8 Cl A6
   12-15-29               4.80                400,000                  407,457
  Series 2005-C1 Cl A4
   02-15-30               4.74                325,000                  330,493
  Series 2005-C3 Cl A1
   07-15-30               4.39                350,000                  352,475
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                250,000(n)               248,073
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22                450,000                  450,000
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               5.16                310,000(d,m)             310,000
  Series 2004-2 Cl D
   10-20-10               6.53                 70,000(d,m)              71,050
  Series 2005-1A Cl D
   03-21-11               5.16                100,000(d,m)              99,500
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                300,000                  295,714
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                300,000                  301,923
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                100,000                   98,934
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                250,000                  246,624
  Series 2005-A Cl A3
   10-15-08               3.54                300,000                  297,963
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67                306,609                  301,135
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05                600,000(n)               600,078
See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
7 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38%              $400,000                 $401,088
  Series 2005-C16 Cl A3
   10-15-41               4.62                425,000                  428,948
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                300,000                  297,284
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54                400,000                  397,612
Total                                                               26,193,440

Mortgage-backed securities (5.3%)(f,t)
Banc of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.04                222,899(l)               219,600
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 4A1
   01-25-19               4.75                333,647                  332,171
Chaseflex Trust
  Series 2005-2 Cl 2A1
   06-25-35               6.00              2,490,472                2,562,377
Countrywide Alternative Loan Trust
  Series 2004-28CB Cl 6A1
   01-25-35               6.00                863,267                  888,278
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.64                249,687(l)               247,889
  Series 2005-R2 Cl 2A1
   06-25-35               7.00                775,000(d)               821,500
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.42                248,125(l)               244,933
Federal Home Loan Mtge Corp
   04-01-19               5.50                548,054                  562,808
  Collateralized Mtge Obligation
   10-15-27               5.00              1,400,000                1,421,552
   06-15-28               5.00              1,275,000                1,295,661
  Interest Only
   07-15-20               8.00                900,000(e,r)             160,594
  Principal Only
   07-15-20               4.60                900,000(e,s)             735,609
Federal Home Loan Mtge Corp #B16408
   09-01-19               5.50              2,389,295                2,453,726
Federal Home Loan Mtge Corp #C53878
   12-01-30               5.50              1,090,168                1,108,720
Federal Natl Mtge Assn
   07-01-20               5.00              1,000,000(e)             1,010,938
   07-01-20               6.00              4,000,000(e)             4,134,999
   07-01-35               5.50              1,700,000(e)             1,722,845
   07-01-35               6.00              2,200,000 (e)            2,255,000
   09-01-35               5.00              1,800,000 (e)            1,792,125
Federal Natl Mtge Assn #254684
   03-01-18               5.00              2,110,647                2,135,947
Federal Natl Mtge Assn #254800
   07-01-23               5.50              1,888,369                1,927,675
Federal Natl Mtge Assn #545874
   08-01-32               6.50              1,507,463                1,567,484

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn #555740
   08-01-18               4.50%            $1,269,692               $1,265,973
Federal Natl Mtge Assn #598558
   08-01-16               6.00                767,347                  795,571
Federal Natl Mtge Assn #61185
   06-01-17               7.00                434,333                  455,130
Federal Natl Mtge Assn #668824
   08-01-32               6.50              1,975,286                2,047,664
Federal Natl Mtge Assn #670387
   08-01-32               7.00                164,981                  174,029
Federal Natl Mtge Assn #671054
   01-01-33               7.00              1,259,773                1,328,866
Federal Natl Mtge Assn #692139
   03-01-18               5.50              3,073,352                3,157,061
Federal Natl Mtge Assn #725232
   03-01-34               5.00              2,007,672(e)             2,010,490
Federal Natl Mtge Assn #725737
   08-01-34               4.53              2,333,097(l)             2,339,023
Federal Natl Mtge Assn #730153
   08-01-33               5.50              1,588,254                1,611,438
Federal Natl Mtge Assn #735029
   09-01-13               5.28                495,710                  519,438
Federal Natl Mtge Assn #743579
   11-01-33               5.50              1,812,136                1,838,588
Federal Natl Mtge Assn #791447
   10-01-34               6.00              1,506,766                1,545,297
Govt Natl Mtge Assn
   07-01-35               5.00                400,000(e)               403,000
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39                390,557(l)               385,228
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34                353,266(l)               357,521
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.40                321,318(l)               317,643
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19               5.00                543,731                  550,017
  Series 2005-1 Cl 2A1
   02-25-35               6.00              1,561,237                1,604,358
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-3AC Cl B1
   03-25-34               4.93                497,037(l)               497,818
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.08                600,000(l)               601,849
  Series 2004-CB4 Cl 22A
   12-25-19               6.00                865,637                  890,751
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50                994,107                1,007,706
Total                                                               55,306,890

Aerospace & defense (0.1%)
Alliant Techsystems
   05-15-11               8.50                140,000                  149,450
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00                125,000                  125,625

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Aerospace & defense (cont.)
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88%               $65,000                  $67,275
L-3 Communications
   06-15-12               7.63                200,000                  213,000
Moog
  Sr Sub Nts
   01-15-15               6.25                 60,000                   59,850
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25                 95,000(d)               100,225
TransDigm
   07-15-11               8.38                 85,000                   90,100
Total                                                                  805,525

Automotive & related (0.1%)
Affinia Group
   11-30-14               9.00                 35,000(d)                29,400
Delphi
   06-15-06               6.55                 35,000                   34,038
Ford Motor
   02-01-29               6.38                 75,000                   57,827
Lear
  Series B
   08-01-14               5.75                625,000                  558,688
Neff Rental LLC/Neff Rental
   06-15-15              11.25                 25,000(d,e)              25,000
Nissan Motor Acceptance
   03-08-10               4.63                150,000(d)               150,509
Tenneco Automotive
   11-15-14               8.63                 50,000                   50,250
TRW Automotive
  Sr Nts
   02-15-13               9.38                155,000                  171,663
Total                                                                1,077,375

Banks and savings & loans (1.1%)
Bank United
   03-15-09               8.00              1,500,000                1,684,616
Banknorth Group
  Sr Nts
   05-01-08               3.75                720,000                  715,068
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13               1.40            168,000,000(c)             1,571,614
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   09-01-06               2.75              3,635,000(c)             4,435,033
M&I Marshall & Ilsley Bank
  Sub Nts
   06-16-15               4.85                500,000                  505,651
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                325,000                  362,393
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              1,830,000                2,018,510
Total                                                               11,292,885

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
8 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00%              $145,000                 $155,513

Broker dealers (--%)
LaBranche & Co
  Sr Nts
   05-15-12              11.00                 70,000                   75,600

Building materials & construction (--%)
Ainsworth Lumber
   10-01-12               7.25                 30,000 (c)               28,575
Associated Materials
  Sr Disc Nts
    (Zero coupon through 03-01-09, thereafter 11.25%)
   03-01-14              10.22                100,000(i)                63,500
Compression Polymers Holdings
   07-01-13              10.50                 30,000(d,e)              30,000
Norcraft Companies/Finance
  Sr Sub Nts
   11-01-11               9.00                 80,000                   82,400
Norcraft Holdings/Capital
  Sr Disc Nts (Zero coupon through 09-01-08, thereafter
  9.75%)
   09-01-12               9.63                 55,000(i)                37,950
Total                                                                  242,425

Cable (0.1%)
Charter Communications Operating LLC/Capital
  Sr Nts
   05-15-11              10.00                 35,000                   25,550
   04-30-12               8.00                105,000(d)               104,475
Comcast
   03-15-11               5.50                375,000                  391,133
CSC Holdings
  Sr Nts
   04-15-12               6.75                 80,000(d)                75,000
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                 65,000                   71,825
   06-15-15               6.38                 55,000(d)                54,725
Echostar DBS
   10-01-14               6.63                 10,000                    9,875
  Sr Nts
   10-01-08               5.75                120,000                  119,250
GCI
  Sr Nts
   02-15-14               7.25                 70,000                   67,200
Kabel Deutschland
   07-01-14              10.63                125,000 (c,d)            135,625
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50                 70,000                   76,650
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                 40,000                   39,900
Total                                                                1,171,208

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Cellular telecommunications (0.1%)
Alamosa Delaware
   07-31-10              11.00%               $45,000                  $50,456
American Tower
  Sr Nts
   10-15-12               7.13                 55,000                   58,163
   12-01-11               7.25                 55,000                   58,025
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14               8.13                100,000                  106,500
Dobson Cellular Systems
   11-01-12               9.88                 85,000(d)                89,675
Nextel Communications
  Sr Nts
   10-31-13               6.88                150,000                  160,500
   03-15-14               5.95                500,000                  519,374
Rogers Wireless Communications
   12-15-10               6.54                 55,000(c,m)              57,338
  Sr Sub Nts
   12-15-12               8.00                 70,000(c)                75,425
UbiquiTel Operating
  Sr Nts
   03-01-11               9.88                 60,000                   65,850
US Unwired
  Series B
   06-15-12              10.00                 35,000                   38,938
Total                                                                1,280,244

Chemicals (--%)
Georgia Gulf
  Sr Nts
   12-15-13               7.13                170,000                  177,438
INVISTA
   05-01-12               9.25                100,000(d)               109,375
PQ
   02-15-13               7.50                 60,000(d)                58,950
Total                                                                  345,763

Electronics (--%)
Flextronics Intl
  Sr Sub Nts
   11-15-14               6.25                115,000(c)               114,138

Energy (--%)
Chesapeake Energy
  Sr Nts
   08-15-14               7.00                 80,000                   84,800
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                 75,000                   75,938
   07-15-15               6.00                 50,000(d,e)              49,080
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38                140,000                  152,950
Peabody Energy
  Series B
   03-15-13               6.88                 65,000                   68,900
Total                                                                  431,668

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Energy equipment & services (0.1%)
Grant Prideco Escrow
   12-15-09               9.00%               $50,000                  $54,750
Halliburton
   10-15-10               5.50                715,000                  749,842
Key Energy Services
  Sr Nts
   05-01-13               6.38                 60,000                   60,300
Ocean Rig Norway
  Sr Nts
   07-01-13               8.38                 30,000(d)                30,450
Offshore Logistics
   06-15-13               6.13                 40,000                   38,600
Total                                                                  933,942

Environmental services (--%)
Allied Waste North America
  Series B
   09-01-12               9.25                 15,000                   16,200
Clean Harbors
   07-15-12              11.25                 30,000(d)                33,300
Waste Services
  Sr Sub Nts
   04-15-14               9.50                 95,000(d)                93,338
Total                                                                  142,838

Finance companies (0.2%)
Citigroup
  Sr Nts
   05-29-15               4.70              1,480,000                1,490,195
GMAC
   09-15-11               6.88                360,000                  332,312
Total                                                                1,822,507

Financial services (0.5%)
Archstone-Smith Operating Trust
   05-01-15               5.25                535,000                  546,076
Capital One Financial
   06-01-15               5.50                365,000                  373,410
HSBC Finance
   06-30-15               5.00              1,280,000                1,289,992
IAAI Finance
  Sr unsecured
   04-01-13              11.00                 20,000(d)                20,593
Metris Companies
   07-15-06              10.13                125,000                  125,000
Pricoa Global Funding I
   01-15-10               4.20              1,230,000(d)             1,223,861
   06-25-12               4.63                730,000(d)               734,987
  Secured
   06-15-08               4.35                545,000(d)               548,461
Residential Capital
   06-30-10               6.38                530,000(d)               534,526
Total                                                                5,396,906

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
9 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Food (0.1%)
American Seafoods Group LLC
   04-15-10              10.13%               $70,000                  $75,075
American Seafoods Group LLC/Finance
  Sr Disc Nts
    (Zero coupon through 11-01-08, thereafter 11.50%)
   11-01-11              11.40                 35,000(i)                25,113
Burns Philp Capital Property
  Sr Sub Nts
   02-15-11              10.75                130,000(c)               143,325
Del Monte
  Sr Sub Nts
   12-15-12               8.63                 55,000                   60,500
Kraft Foods
   11-01-11               5.63                345,000                  364,717
   06-01-12               6.25                315,000                  346,283
Total                                                                1,015,013

Furniture & appliances (--%)
ALH Finance LLC
  Sr Sub Nts
   01-15-13               8.50                 75,000                   68,719
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25                 55,000                   55,550
Total                                                                  124,269

Health care products (--%)
CDRV Investors
  Sr Disc Nts
    (Zero coupon through 01-01-10, thereafter 9.63%)
   01-01-15              10.24                 65,000(d,i)              31,850
Warner Chilcott
   02-01-15               8.75                 55,000(d)                53,488
Total                                                                   85,338

Health care services (0.2%)
Cardinal Health
   06-15-15               4.00              1,131,000                1,044,886
DaVita
  Sr Nts
   03-15-13               6.63                 95,000(d)                98,088
Fisher Scientific Intl
  Sr Sub Nts
   07-01-15               6.13                 70,000(d,e)              70,088
HCA
  Sr Nts
   03-15-14               5.75                140,000                  139,382
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75                 50,000                   54,250
MedCath Holdings
  Sr Nts
   07-15-12               9.88                 60,000                   67,050
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                105,000                  109,725
Select Medical
  Sr Sub Nts
   02-01-15               7.63                 45,000(d)                44,325

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Health care services (cont.)
Triad Hospitals
  Sr Nts
   05-15-12               7.00%              $150,000                 $156,375
US Oncology
   08-15-12               9.00                 75,000                   80,250
US Oncology Holdings
  Sr Nts
   03-15-15               8.62                 30,000(d,l)              27,975
Vanguard Health Holding II LLC
  Sr Sub Nts
   10-01-14               9.00                 95,000                  102,600
Total                                                                1,994,994

Home building (--%)
Meritage Homes
   03-15-15               6.25                 30,000                   27,900
WCI Communities
   03-15-15               6.63                 80,000                   73,200
William Lyon Homes
   04-01-13              10.75                 70,000                   75,950
Total                                                                  177,050

Household products (--%)
Spectrum Brands
  Sr Sub Nts
   02-01-15               7.38                 75,000(d)                72,563

Industrial services (--%)
Allied Waste North America
  Secured
   04-15-11               6.38                125,000                  120,000
JohnsonDiversey
  Series B
   05-15-12               9.63                 65,000                   65,975
NationsRent Companies
   10-15-10               9.50                 85,000                   92,650
Natl Waterworks
  Series B
   12-01-12              10.50                105,000                  118,125
United Rentals North America
   02-15-12               6.50                 75,000                   73,781
Total                                                                  470,531

Industrial transportation (0.1%)
Quality Distribution LLC/Capital
   01-15-12               7.64                 70,000(d)                67,900
Union Pacific
   04-15-12               6.50                240,000                  266,098
   05-01-14               5.38                305,000                  318,067
Total                                                                  652,065

Insurance (0.4%)
ASIF Global Financing XIX
  Secured
   01-17-13               4.90                865,000(d)               875,769
ING Security Life Institutional Funding
   01-15-10               4.25                910,000(d)               907,533
Metlife
  Sr Nts
   06-15-35               5.70                520,000                  536,055

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Insurance (cont.)
Metropolitan Life Global Funding I
  Sr Nts
   05-05-10               4.50%              $750,000(d)              $754,839
Prudential Financial
   06-13-35               5.40                170,000                  169,742
Willis Group North America
   07-15-15               5.63                290,000(e)               290,991
Total                                                                3,534,929

Leisure time & entertainment (--%)
Loews Cineplex
   08-01-14               9.00                 75,000(d)                72,750
Six Flags
  Sr Nts
   06-01-14               9.63                 45,000                   42,075
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                 65,000                   67,438
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                140,000                  142,100
Total                                                                  324,363

Lodging & gaming (0.1%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75                140,000                  143,500
Caesars Entertainment
  Sr Nts
   04-15-13               7.00                 40,000                   44,400
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
   03-01-12              10.13                 40,000                   41,850
MGM MIRAGE
   10-01-09               6.00                105,000                  105,656
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                 35,000(d)                35,350
  Sr Sub Nts
   04-01-12               8.00                 60,000                   64,200
MTR Gaming Group
  Series B
   04-01-10               9.75                 50,000                   54,250
Penn Natl Gaming
  Sr Sub Nts
   03-01-15               6.75                 20,000(d)                19,850
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75                 80,000                   87,800
Virgin River Casino
   01-15-12               9.00                 30,000(d)                31,275
Wheeling Island Gaming
   12-15-09              10.13                 20,000                   21,200
Total                                                                  649,331

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Machinery (--%)
Case New Holland
  Sr Nts
   08-01-11               9.25%               $30,000(d)               $31,500
Gardner Denver
  Sr Sub Nts
   05-01-13               8.00                 75,000(d)                75,875
Manitowoc
   11-01-13               7.13                120,000                  125,400
Total                                                                  232,775

Media (0.2%)
CanWest Media
  Series B
   04-15-13               7.63                 60,000(c)                64,200
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75                115,000(c)               123,338
Dex Media East LLC/Finance
   11-15-12              12.13                155,000                  185,613
Dex Media West LLC/Finance
  Sr Nts
   11-15-11               5.88                 65,000                   64,188
Emmis Communications
  Sr Nts
   06-15-12               9.31                 35,000(d)                35,613
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88                100,000                   99,000
Gray Television
   12-15-11               9.25                 70,000                   75,950
Lamar Media
   01-01-13               7.25                205,000                  216,274
Liberty Media
  Sr Nts
   05-15-13               5.70                 65,000                   60,457
News America
   12-15-34               6.20                495,000                  519,498
Quebecor Media
  Sr Nts
   07-15-11              11.13                120,000(c)               133,350
Salem Communications
   12-15-10               7.75                 85,000                   88,400
Sinclair Broadcast Group
   03-15-12               8.00                 70,000                   71,750
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                120,000                  125,400
Total                                                                1,863,031

Metals (--%)
Earle M Jorgensen
   06-01-12               9.75                 70,000                   75,600

Miscellaneous (--%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-01-08, thereafter 10.25%)
   10-01-12              10.07                 50,000(d,i)              33,750
Visant
   10-01-12               7.63                 90,000                   88,875
Total                                                                  122,625

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Multi-industry (0.2%)
TriMas
   06-15-12               9.88%               $35,000                  $29,400
Tyco Intl Group
   02-15-11               6.75              1,330,000 (c)            1,476,436
Total                                                                1,505,836

Paper & packaging (0.2%)
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13                 55,000(d)                54,038
Cascades
  Sr Nts
   02-15-13               7.25                 55,000(c)                53,763
Crown European Holdings
   03-01-11               9.50                 60,000 (c)               66,300
   03-01-13              10.88                100,000(c)               117,500
Crown Paper
  Sr Sub Nts
   09-01-05              11.00                705,000(b,h,k)                --
Graham Packaging
  Sr Nts
   10-15-12               8.50                 70,000(d)                70,700
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                 25,000                   25,750
JSG Funding
  Sr Nts
   10-01-12               9.63                 55,000(c)                55,000
NewPage
   05-01-12              10.00                 90,000(d)                90,225
  Sr Sub Nts
   05-01-13              12.00                 25,000(d)                24,750
Owens-Illinois Glass Container
   05-15-13               8.25                100,000                  108,625
Weyerhaeuser
   03-15-12               6.75                820,000                  902,196
Total                                                                1,568,847

Real estate investment trust (0.1%)
ERP Operating LP
   04-01-13               5.20                245,000                  251,770
Simon Property Group LP
   06-15-15               5.10                720,000(d)               718,754
Total                                                                  970,524

Retail -- drugstores (--%)
Rite Aid
   08-15-13               6.88                 35,000                   30,275

Retail -- general (--%)
General Nutrition Centers
  Sr Nts
   01-15-11               8.63                 50,000(d)                46,500
Toys "R" Us
   04-15-13               7.88                 35,000                   31,325
United Auto Group
   03-15-12               9.63                100,000                  106,750
William Carter
  Series B
   08-15-11              10.88                 50,000                   56,008
Total                                                                  240,583

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Telecom equipment & services (0.3%)
Inmarsat Finance
   06-30-12               7.63%               $60,000 (c)              $63,300
PanAmSat
   08-15-14               9.00                 70,000                   76,388
Qwest
   03-15-12               9.13                115,000(d)               124,775
  Sr Nts
   06-15-15               7.63                 30,000(d)                30,638
Sprint Capital
   01-30-11               7.63                525,000                  599,591
   11-15-28               6.88                370,000                  424,716
TELUS
   06-01-11               8.00              1,280,000(c)             1,496,962
Total                                                                2,816,370

Utilities -- electric (0.4%)
Aquila
  Sr Nts
   11-15-09               7.63                160,000                  165,200
CMS Energy
  Sr Nts
   01-15-09               7.50                 30,000                   31,575
   08-01-10               7.75                 55,000                   59,125
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                270,000                  279,720
Dominion Resources
   06-15-35               5.95                300,000                  310,744
  Sr Nts
   03-15-13               5.00                425,000                  428,100
Exelon
   06-15-35               5.63                375,000                  378,028
NRG Energy
   12-15-13               8.00                 35,000(d)                36,925
Ohio Power
  Sr Nts Series H
   01-15-14               4.85                540,000                  547,841
Pacific Gas & Electric
   03-01-34               6.05                250,000                  276,925
Pacificorp
  1st Mtge
   06-15-35               5.25                245,000                  245,028
Reliant Energy
   07-15-13               9.50                 60,000                   66,600
Southern California Edison
  1st Mtge
   07-15-35               5.35                510,000                  521,632
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88                 58,000(d)                61,045
Westar Energy
  1st Mtge
   07-01-14               6.00                585,000                  638,245
Total                                                                4,046,733

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Utilities -- natural gas (--%)
ANR Pipeline
   03-15-10               8.88%              $130,000                 $142,601
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                 45,000(d)                44,156
Southern Star Central
  Secured
   08-01-10               8.50                 75,000                   78,750
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                 50,000                   53,875
Total                                                                  319,382

Utilities -- telephone (0.4%)
Cincinnati Bell
  Sr Nts
   02-15-15               7.00                 35,000(d)                34,213
Citizens Communications
  Sr Nts
   01-15-13               6.25                 50,000                   48,375
SBC Communications
   06-15-34               6.45                110,000                  123,675
Telecom Italia Capital
   09-30-34               6.00                315,000 (c,d)            321,591
Valor Telecommunications Enterprises LLC/Finance
  Sr Nts
   02-15-15               7.75                 40,000(d)                39,300
Verizon Pennsylvania
  Series A
   11-15-11               5.65              3,045,000                3,181,537
Total                                                                3,748,691

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Municipal bonds (0.2%)
County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2005A
   06-01-14               5.00%              $255,000                 $286,732
   06-01-15               5.00                255,000                  287,910
Mecklenburg County
  Unlimited General Obligation
  Refunding Bonds
  Series 2005C
   02-01-14               5.00                665,000                  745,606
   02-01-15               5.00                440,000                  495,554
State of Louisiana
  Pre-refunded
  Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
   10-15-16               5.00                280,000(n)               313,947
Total                                                                2,129,749

Total bonds
(Cost: $212,831,845)                                              $212,509,724

Short-term securities (6.0%)(p)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (1.5%)
Federal Home Loan Mtge Corp Disc Nt
   08-01-05               3.08%           $14,800,000              $14,759,613

Commercial paper (4.5%)
Barton Capital
   07-06-05               3.15             25,000,000               24,986,875
BNP Paribas North America
   07-01-05               3.38              2,200,000                2,199,794
Morgan Stanley & Co
   07-01-05               3.40             13,500,000               13,498,725
Ranger Funding LLC
   07-19-05               3.24              5,000,000                4,991,476
Total                                                               45,676,870

Total short-term securities
(Cost: $60,441,862)                                                $60,436,483

Total investments in securities
(Cost: $990,404,180)(u)                                         $1,055,808,311

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2005, the value of foreign securities represented 18.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $18,069,861 or 1.8% of net assets.

(e) At June 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $14,693,124.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h)  Negligible market value.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

--------------------------------------------------------------------------------
12 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

(j) Partially pledged as initial deposit on the following open interest rate futures contracts.

      Type of security                                         Notional amount
      Sale contracts

      U.S. Treasury Note, Sept. 2005, 5-year                       $24,100,000
      U.S. Treasury Note, Sept. 2005, 10-year                       12,100,000

(k) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holding at June 30, 2005, is as follows:

      Security                              Acquisition                   Cost
                                               dates
      Crown Paper
         11.00% Sr Sub Nts 2005       02-10-00 thru 02-14-00          $427,498

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2005.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2005.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --  Ambac Assurance Corporation
      FGIC    --  Financial Guaranty Insurance Company
      FSA     --  Financial Security Assurance
      MBIA    --  MBIA Insurance

(o)   At June 30, 2005, security was partially or fully on loan.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 4.5% of net assets. 1.5% of net assets is the Portfolio's cash equivalent position.

(q) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(r) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2005.

(s) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at June 30, 2005.

(t) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at June 30, 2005:

      Security                  Principal Settlement    Proceeds         Value
                                 amount      date      receivable
      Federal Natl Mtge Assn
         07-01-35 5.00%        $2,000,000  07-14-05    $1,990,000   $1,999,380

(u) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $990,404,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $101,362,000
      Unrealized depreciation                                      (35,958,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 65,404,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
13 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6141-80 C (8/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MANAGED SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 29, 2005